NON-CONTROLLING INTERESTS - Non-controlling Interests (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Non-Controlling Interest 1 [Abstract]
REUs and Special LP Units	$ 14,266	$ 14,447
FV LTIP Units	13	21
Interests of others in operating subsidiaries and properties:
Preferred shares held by Brookfield Corporation	2,735	2,708
Preferred equity of subsidiaries	4,346	4,314
Non-controlling interests in subsidiaries and properties	18,453	18,310
Total interests of others in operating subsidiaries and properties	25,534	25,332
Total non-controlling interests	$ 39,813	$ 39,800